Statements of Net Assets Available for Benefits - EBP INVUNION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Corning Incorporated
Master Investment Trust at fair value	$ 537,871	$ 446,497
Receivables
Notes receivable from participants	13,242	12,283
Net assets available for benefits	$ 551,113	$ 458,780